Accounts Receivable Balance with Major Customers in Percentage of Total Accounts Receivable (Detail) (Accounts Receivable, Credit Concentration Risk)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Yahoo
Accounts Receivable [Line Items]
Account receivable derived from major customer	21.00%	18.00%
Google
Accounts Receivable [Line Items]
Account receivable derived from major customer	5.00%	19.00%